Capital Stock (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 04, 2019	Jan. 26, 2019	Jan. 09, 2019	May 31, 2019	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Shares issued, price per share					$ 5.96		$ 7.20
Preferred stock, shares authorized					9,764,000	9,764,000	9,764,000
Preferred stock, shares outstanding
Vendor [Member]
Number of shares of common stock	5,000
Shares issued, price per share	$ 7.86
Number of shares authorized to issued, shares					9,800,000
Underwriting Agreement [Member] | Conversion of Exchanges of Debt into Common Stock [Member]
Number of shares converted during period, value				$ 350	$ 612
Number of shares converted during period, shares				51,000	174,000
Debt conversion, price per share				$ 6.82
Underwriting Agreement [Member] | H.C. Wainwright & Co., LLC [Member]
Number of shares issued during period, shares		507,000	445,000
Share offered, price per share		$ 6.90	$ 6.75
Proceeds from offering		$ 3,000	$ 2,400
Offering expenses and discounts		$ 525	$ 563